Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Consolidated Assets For The Right-Of-Use (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	$ 1,243
Business combinations		$ 13
Reclassifications	(44)	(18)	$ (402)
Foreign currency translation effects	82	147	(231)
Net book value at Ending of period	1,120	1,243
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,243	1,285	1,222
Additions of new leases	227	213	274
Cancellations and remeasurements	(134)	(76)	(52)
Business combinations			0
Reclassifications		0	35
Depreciation	(283)	(239)	(288)
Foreign currency translation effects	67	47	94
Net book value at Ending of period	1,120	1,243	1,285
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	2,389	2,265	2,073
Net book value at Ending of period	2,330	2,389	2,265
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(1,146)	(980)	(851)
Net book value at Ending of period	(1,210)	(1,146)	(980)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Business combinations		13
Land [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	270	249
Additions of new leases	59	42
Cancellations and remeasurements	(28)	(7)
Reclassifications		0
Depreciation	(17)	(28)
Foreign currency translation effects	(36)	1
Net book value at Ending of period	248	270	249
Land [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	409	366
Net book value at Ending of period	395	409	366
Land [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(139)	(117)
Net book value at Ending of period	(147)	(139)	(117)
Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Business combinations		0
Reclassifications	(8)	(2)
Foreign currency translation effects	12	43
Building [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	204	238
Additions of new leases	22	38
Cancellations and remeasurements	(19)	(17)
Reclassifications		0
Depreciation	(37)	(35)
Foreign currency translation effects	26	(20)
Net book value at Ending of period	196	204	238
Building [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	457	471
Net book value at Ending of period	401	457	471
Building [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(253)	(233)
Net book value at Ending of period	(205)	(253)	(233)
Machinery And Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Business combinations		0
Reclassifications	(29)	(6)
Foreign currency translation effects	(70)	7
Machinery And Equipment [Member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	758	792
Additions of new leases	143	127
Cancellations and remeasurements	(87)	(51)
Reclassifications		0
Depreciation	(226)	(173)
Foreign currency translation effects	80	63
Net book value at Ending of period	668	758	792
Machinery And Equipment [Member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,502	1,417
Net book value at Ending of period	1,513	1,502	1,417
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(744)	(625)
Net book value at Ending of period	(845)	(744)	(625)
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Cancellations and remeasurements		(1)
Business combinations		0
Reclassifications		0
Foreign currency translation effects		3
Other assets [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	11	6
Additions of new leases	3	6
Depreciation	(3)	(3)
Foreign currency translation effects	(3)
Net book value at Ending of period	8	11	6
Other assets [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	21	11
Net book value at Ending of period	21	21	11
Other assets [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(10)	(5)
Net book value at Ending of period	$ (13)	$ (10)	$ (5)